Significant Related Party Transactions - Summary of Percentages of Holding of Related Parties with Control Relationship and Changes (Detail) ¥ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HKD ($)
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Ownership interest		¥ 19,324		¥ 19,324
Percentage of holding		68.37%		68.37%	68.37%	68.37%	68.37%	68.37%
Increase in ownership interests				¥ 0
Decrease in ownership interests				0
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 1,680		¥ 1,680
Percentage of holding		60.00%	60.00%	60.00%
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 2,746		¥ 2,746
Percentage of holding		74.27%	74.27%	74.27%
China Life Franklin Asset Management Company Limited [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary | $						$ 130		$ 130
Percentage of holding		50.00%	50.00%	50.00%
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 1,586		¥ 1,586
Percentage of holding		100.00%	100.00%	100.00%
China Life AMP Asset Management Company ("CL AMP") [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries		¥ 595
Decrease in ownership interest in subsidiaries		0
Ownership interest in subsidiary		¥ 1,095		¥ 500
Percentage of holding		85.03%	85.03%	85.03%
China Life Wealth Management Co., Limited ("CL Wealth") [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 200		¥ 200
Percentage of holding		100.00%	100.00%	100.00%
Golden Phoenix Tree Limited [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Percentage of holding		100.00%	100.00%	100.00%
King Phoenix Tree Limited [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Percentage of holding		100.00%	100.00%	100.00%
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 6,800		¥ 6,800
Percentage of holding		100.00%	100.00%	100.00%
New Aldgate Limited [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 1,167		¥ 1,167
Percentage of holding		100.00%	100.00%	100.00%
Glorious Fortune Forever Limited [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Percentage of holding		100.00%	100.00%	100.00%
CL Hotel Investor, L.P. [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Percentage of holding		100.00%	100.00%	100.00%
Golden Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries		¥ 259
Decrease in ownership interest in subsidiaries		0
Ownership interest in subsidiary		¥ 1,993		¥ 1,734
Percentage of holding		100.00%	100.00%	100.00%
Sunny Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries		¥ 244
Decrease in ownership interest in subsidiaries		0
Ownership interest in subsidiary		¥ 1,876		¥ 1,632
Percentage of holding		100.00%	100.00%	100.00%
Fortune Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries		¥ 259
Decrease in ownership interest in subsidiaries		0
Ownership interest in subsidiary		¥ 2,435		¥ 2,176
Percentage of holding		100.00%	100.00%	100.00%
China Century Core Fund Limited ("Century Core Fund") [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries | $			$ 229.0
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary | $					$ 1,125.0		$ 896.0
Percentage of holding		100.00%	100.00%	100.00%
China Life (Beijing) Health Management Co., Limited ("CL Health") [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 1,730		¥ 1,730
Percentage of holding		100.00%	100.00%	100.00%
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited ("Franklin Shenzhen Company") [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries | $			$ 1.4
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary | $					2.0		0.6
Percentage of holding		100.00%	100.00%	100.00%
Guo Yang Guo Sheng [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 3,250		¥ 3,250
Percentage of holding		99.997%	99.997%	99.997%
New Capital Wisdom Limited [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Percentage of holding		100.00%	100.00%	100.00%
New Fortune Wisdom Limited [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Percentage of holding		100.00%	100.00%	100.00%
Wisdom Forever Limited Partnership [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries | $			$ 5.0
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary | $					$ 452.0		$ 447.0
Percentage of holding		100.00%	100.00%	100.00%
Shanghai Yuan Shu Yuan Jiu Investment Management Partnership Limited Partnership [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 606		¥ 606
Percentage of holding		99.98%	99.98%	99.98%
Shanghai Yuan Shu Yuan Pin Investment Management Partnership Limited Partnership [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 606		¥ 606
Percentage of holding		99.98%	99.98%	99.98%
Shanghai Wansheng Industry Partnership Limited Partnership [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries		¥ 100
Decrease in ownership interest in subsidiaries		0
Ownership interest in subsidiary		¥ 4,000		¥ 3,900
Percentage of holding		99.98%	99.98%	99.998%
Ningbo Meishan Bonded Port Area Bai Ning Investment Partnership [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 0
Ownership interest in subsidiary		¥ 1,680		¥ 1,680
Percentage of holding		99.98%	99.98%	99.98%
Hope Building [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries	[1]	¥ 484
Decrease in ownership interest in subsidiaries	[1]	0
Ownership interest in subsidiary	[1]	¥ 484
Percentage of holding	[1]	100.00%	100.00%
Wuhu Yuanxiang Tianfu Investment Management Partnership [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries	[2]	¥ 533
Decrease in ownership interest in subsidiaries	[2]	0
Ownership interest in subsidiary	[2]	¥ 533
Percentage of holding	[2]	99.98%	99.98%
Wuhu Yuanxiang Tianyi Investment Management Partnership [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries	[2]	¥ 533
Decrease in ownership interest in subsidiaries	[2]	0
Ownership interest in subsidiary	[2]	¥ 533
Percentage of holding	[2]	99.98%	99.98%
Shengyi Jingsheng [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries		¥ 1,063
Decrease in ownership interest in subsidiaries		0
Ownership interest in subsidiary		¥ 1,063
Percentage of holding		100.00%	100.00%

[1]	The Group acquired 100% equity of Hope Building in 2018, and the sole purpose for the investment in Hope Building was to hold a property.
[2]	Yuanxiang Tianfu, Yuanxiang Tianyi and Shengyi Jingsheng are new subsidiaries set up by the Group in 2018.